Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Formation and operating costs	$ 317,270	$ 290,098	$ 1,041,241	$ 1,048,525	$ 1,508,683	$ 1,270,554
Loss from operations	(317,270)	(290,098)	(1,041,241)	(1,048,525)	(1,508,683)	(1,270,554)
Other income (expense):
Interest income earned on cash and marketable securities held in Trust Account	108,750	138,725	333,934	2,103,111	2,248,538	2,579,268
Change in fair value of convertible promissory note	14,621	53,186	140,719	111,776	177,697
Change in fair value of warrant liabilities	304,575	(243,659)	(496,020)	190,079	701,148	6,358,235
Total other income (expense), net	427,946	(51,748)	(21,367)	2,404,966	3,127,383	8,937,503
Income (loss) before provision for income tax	110,676	(341,846)	(1,062,608)	1,356,441	1,618,700	7,666,949
Income tax provision	(19,499)	(25,499)	(63,979)	(430,502)	(456,790)	(499,211)
Net Income (Loss)	$ 91,177	$ (367,345)	$ (1,126,587)	$ 925,939	$ 1,161,910	$ 7,167,738
Basic weighted average shares outstanding, common stock (in Shares)	5,193,750	5,193,750	5,193,750	5,193,750	5,193,750	5,193,750
Diluted weighted average shares outstanding, common stock (in Shares)	5,193,750	5,193,750	5,193,750	5,193,750	5,193,750	5,193,750
Basic net income (loss) per share, common stock (in Dollars per share)	$ 0.02	$ (0.06)	$ (0.19)	$ 0.08	$ 0.12	$ 0.3
Diluted net income (loss) per share, common stock (in Dollars per share)	$ 0.02	$ (0.06)	$ (0.19)	$ 0.08	$ 0.12	$ 0.3
Common Stock Subject to Possible Redemption
Other income (expense):
Basic weighted average shares outstanding, common stock (in Shares)	737,525	974,132	767,832	6,183,174	4,866,356	18,975,000
Diluted weighted average shares outstanding, common stock (in Shares)	737,525	974,132	767,832	6,183,174	4,866,356	18,975,000
Basic net income (loss) per share, common stock (in Dollars per share)	$ 0.02	$ (0.06)	$ (0.19)	$ 0.08	$ 0.12	$ 0.3
Diluted net income (loss) per share, common stock (in Dollars per share)	$ 0.02	$ (0.06)	$ (0.19)	$ 0.08	$ 0.12	$ 0.3